Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross increases — current year tax positions	$ 130
Gross increases — prior year tax positions	612
Unrecognized tax benefit, end of period	$ 742